Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of detailed trade and other receivables
	December 31,
	2022	2021
	$	$
Trade accounts receivable	403	877
Value added tax	275	248
Other receivables	54	189
	732	1,314